CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate
Land	$ 4,554,912	$ 4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Total Debt	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Commitments and contingencies
Redeemable Noncontrolling Interests Operating Partnership	398,372	416,404
Shareholders' equity:
100,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2012 and 1,600,000 shares issued and outstanding as of December 31, 2011	50,000	200,000
Preferred Stock, Value, Outstanding	50,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	1,000,000	1,600,000
Preferred Stock, Shares Outstanding	1,000,000	1,600,000
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 297,508,185 shares issued and outstanding as of December 31, 2011 and 290,197,242 shares issued and outstanding as of December 31, 2010	3,251	2,975
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	325,054,654	297,508,185
Common Shares outstanding at January 1,	325,054,654	297,508,185
Paid in capital	6,542,355	5,047,186
Retained earnings	887,355	615,572
Accumulated other comprehensive (loss) income	(193,148)	(196,718)
Total shareholders' equity	7,289,813	5,669,015
Noncontrolling Interests:
Operating Partnership	159,606	119,536
Partially Owned Properties	77,688	74,306
Total Noncontrolling Interests	237,294	193,842
Total equity	7,527,107	5,862,857
Total liabilities and equity	$ 17,201,000	$ 16,659,303